Other liabilities and provisions - Other provisions narrative (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of other provisions [line items]
Other provisions	$ 33,000,000	$ 48,000,000	$ 25,000,000
Restructuring provision	4,000,000	30,000,000
Senior management [member]
Disclosure of other provisions [line items]
Long-term cash bonus incentive provisions	17,000,000	10,000,000
Legal and probable environmental claims
Disclosure of other provisions [line items]
Other provisions	$ 12,000,000	$ 8,000,000